Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Property, plant and equipment, net
Property, plant and equipment, net

13       Property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2025	57,835	55,627	81,354	1,190	22,463	218,469
Acquisitions	496	3,430	8,201	2,011	696	14,834
Disposals	—	(486)	(11,836)	(144)	(226)	(12,692)
Transfers	—	419	—	(688)	269	—
Transfers to intangible	—	—	—	(218)	—	(218)
Translation differences and inflation adjustment	5,439	4,114	1,525	85	2,929	14,092
Balances at December 31, 2025	63,770	63,104	79,244	2,236	26,131	234,485
Balances at January 1, 2024	59,361	54,229	70,385	482	23,531	207,988
Acquisitions	110	3,343	10,459	736	307	14,955
Disposals	—	(41)	(1,941)	—	(2)	(1,984)
Transfers	11	—	—	(11)	—	—
Transfers to intangible	—	(4)	(12)	—	—	(16)
Translation differences and inflation adjustment	(1,647)	(1,900)	2,463	(17)	(1,373)	(2,474)
Balances at December 31, 2024	57,835	55,627	81,354	1,190	22,463	218,469
Accumulated at January 1, 2025	17,679	43,076	59,065	—	20,848	140,668
Depreciation of the year	1,359	2,871	6,438	—	712	11,380
Disposals	—	(473)	(11,334)	—	(161)	(11,968)
Transfers	—	—	—	—	—	—
Transfers to intangible	—	—	—	—	—	—
Translation differences and inflation adjustment	1,287	3,284	984	—	2,734	8,289
Accumulated at December 31, 2025	20,325	48,758	55,153	—	24,133	148,369
Accumulated at January 1, 2024	16,342	41,867	53,574	—	21,286	133,069
Depreciation of the year	1,255	2,786	5,507	—	825	10,373
Disposals	—	(32)	(1,839)	—	(2)	(1,873)
Transfers	—	10	(10)	—	—	—
Transfers to intangible	—	—	(5)	—	—	(5)
Translation differences and inflation adjustment	82	(1,555)	1,838	—	(1,261)	(896)
Accumulated at December 31, 2024	17,679	43,076	59,065	—	20,848	140,668
Net balances at December 31, 2025	43,445	14,346	24,091	2,236	1,998	86,116
Net balances at December 31, 2024	40,156	12,551	22,289	1,190	1,615	77,801